Segment Information - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Depreciation of property and equipment, net	¥ 149,876	¥ 159,256	¥ 166,803
E-Commerce | Operating segments
Segment Information
Depreciation of property and equipment, net	106,031	114,590	121,237
Brand Management | Operating segments
Segment Information
Depreciation of property and equipment, net	¥ 43,845	¥ 44,666	¥ 45,566